FAIR VALUE MEASUREMENT (Details)	12 Months Ended
	Mar. 31, 2017 USD ($)	Mar. 31, 2017 CNY (¥)	Mar. 31, 2016 CNY (¥)
Aggregate fair value		¥ 10,376,547	¥ 1,938,360
Roll-forward of the fair value of Level 3 (significant unobservable inputs) assets
Total gain or losses included in net income (loss)	$ 82,566	568,320
Income approach
Aggregate fair value		¥ 12,000,000.00
Discount rate	26.00%	26.00%
Convertible note ("the Notes")
Aggregate fair value		¥ 10,376,547
Convertible note ("the Notes") | Recurring basis
Aggregate fair value		10,376,547
Convertible note ("the Notes") | Recurring basis | Level 3
Aggregate fair value		¥ 10,376,547
Convertible note, March 30, 2016 Note | Income approach
Risk free rate of interest	1.02%	1.02%
Volatility	35.22%	35.22%
Convertible note, April 28, 2016 Note | Income approach
Risk free rate of interest	1.04%	1.04%
Volatility	36.10%	36.10%
Available-for-sale investment
Roll-forward of the fair value of Level 3 (significant unobservable inputs) assets
Beginning balance		¥ 1,938,360
Purchases		7,957,440
Total gain or losses included in net income (loss)		568,320
Total gain or losses included in other comprehensive income (loss)		(553,870)
Foreign currency translation adjustment		466,297
Ending balance		¥ 10,376,547